Related Parties (Details) - Schedule of related party - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of related party [Abstract]
Total from related parties	$ 89	$ 18
Due from Illumigyn [Member]
Schedule of related party [Abstract]
Total from related parties	48	3
Due from Wellsense Technologies Ltd. [Member]
Schedule of related party [Abstract]
Total from related parties	10	11
Due from Six-Eye Interactive [Member]
Schedule of related party [Abstract]
Total from related parties	21	1
Due from Six AI ltd. [Member]
Schedule of related party [Abstract]
Total from related parties	8	$ 3
Due from Musashi [Member]
Schedule of related party [Abstract]
Total from related parties	$ 2